Financial Assets at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income [abstract]
Schedule of Financial Assets at Fair Value Through Other Comprehensive Income
The financial assets at fair value through other comprehensive income is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Debt financial instruments
Chilean Central Bank and Government financial instruments	2,825,238	1,473,604
Other Chilean debt financial instruments	3,484	5,006
Foreign debt financial instruments	769,644	1,208,875
Subtotal	3,598,366	2,687,485
Other financial instruments
Commercial loans	90,354	55,005
Mortgage loans	201,232	19,898
Subtotal	291,586	74,903

Total	3,889,952	2,762,388

Schedule of Financial Debt Instruments	As of December 31, 2025 and 2024 detail of financial debt instruments is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Chilean Central Bank and Government financial instruments
Chilean Central Bank financial instruments	-	199,903
Chilean Treasury bonds and notes	2,825,238	1,273,701
Other Chilean government financial instruments	-	-
Subtotal	2,825,238	1,473,604
of which sold under repurchase agreement	1,789,703	397,334
Other Chilean debt financial instruments
Other Chilean bank financial instruments	3,484	5,006
Other Chilean financial instruments	-	-
Subtotal	3,484	5,006
of which sold under repurchase agreement	-	-
Foreign debt financial instruments
Foreign debt financial instruments of governments and fiscal entities	769,644	1,001,105
Other foreign debt financial instruments	-	207,770
Subtotal	769,644	1,208,875
of which sold under repurchase agreement	-	-
Total	3,598,366	2,687,485

Schedule of Fair Value and the Corresponding ECL
The credit risk provisions associated with debt instruments, commercial placements and housing as of December 31, 2025 and 2024, are:

	As of December 31,
	2025	2024
	MCh$	MCh$
Debts financial instruments	636	415
Commercial loans	4,487	1,141
Mortgage loans	176	23
The changes in the fair value and the corresponding ECL of debt instruments as of December 31, 2025 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2025	2,687,485	-	-	2,687,485
New financial assets purchased	6,733,987	-	-	6,733,987
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(5,891,983)	-	-	(5,891,983)
Changes in measument of financial assets	68,877	-	-	68,877
Other adjustments	-	-	-	-
At December 31, 2025	3,598,366	-	-	3,598,366

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2025	415	-	-	415
New financial assets purchased	927	-	-	927
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(726)	-	-	(726)
Changes due to changes in credit risk	20	-	-	20
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	636	-	-	636
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the fair value and the corresponding ECL of debt instruments as of December 31, 2024 is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2024	4,536,025	-	-	4,536,025
New financial assets purchased	15,287,999	-	-	15,287,999
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(17,299,536)	-	-	(17,299,536)
Changes in measument of financial assets	162,997	-	-	162,997
Other adjustments	-	-	-	-
At December 31, 2024	2,687,485	-	-	2,687,485

	Stage 1	Stage 2	Stage 3	TOTAL
ECL at January 1, 2024	787	-	-	787
New financial assets purchased	2,386	-	-	2,386
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(2,763)	-	-	(2,763)
Changes due to changes in credit risk	5	-	-	5
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	415	-	-	415

Schedule of Gross Profits and Losses Realized on the Sale of Available for Sale Investments
Gross profits and losses realized on the sale of available for sale investments as of December 31, 2025, 2024 and 2023 is as follows:

	As of December 31,
	2025	2024	2023
	MCh$	MCh$	MCh$
Sale of debt financial instruments at FVOCI generating realized profits	1,211,807	3,548,049	6,837,112
Realized profits	333	9,038	392
Sale of debt financial instruments at FVOCI generating realized losses	526,716	1,235,689	1,605,762
Realized losses	1,659	55,998	134,485

Schedule of Gross Carrying Amount

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2025	56,146	-	-	56,146
New financial assets originated	44,500			44,500
Transfers to stage 1	(17,770)	17,770	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	(18,211)	18,211	-
Assets derecognised or matured (excluding write-off)	(653)	-	-	(653)
Changes in measument of financial assets	(4,418)	441	(1,175)	(5,152)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	77,805	-	17,036	94,841

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	1,141	-	-	1,141
New financial assets originated	147			147
Transfers to stage 1	(590)	676	-	86
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	(318)	4,291	3,973
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to changes un credit risk	(502)	(358)	-	(860)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	196	-	4,291	4,487
The changes in the fair value and the corresponding ECL of commercial loans as of December 31, 2024 is as follows:

Commercial loans	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2024	105,382	-	-	105,382
New financial assets originated	36,909			36,909
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(89,808)	-	-	(89,808)
Changes in measument of financial assets	3,663	-	-	3,663
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	56,146	-	-	56,146
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued

Commercial loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	125	-	-	125
New financial assets originated	148			148
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(29)	-	-	(29)
Changes due to changes un credit risk	897	-	-	897
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	1,141	-	-	1,141
The changes in the fair value and the corresponding ECL of mortgage loans as of December 31, 2025 is as follows:

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2025	19,921	-	-	19,921
New financial assets originated	251,444			251,444
Transfers to stage 1	5,016	(5,016)	-	-
Transfers to stage 2	(5,141)	5,141	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(37,630)	(918)	-	(38,548)
Changes in measument of financial assets	(32,202)	793	-	(31,409)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2025	201,408	-	-	201,408
During 2025, the Bank carried out the sale of 276 housing portfolio transactions at fair value with effects on other comprehensive income, for an amount of approximately $38,548 million, generating an effect on results of approximately $1,469 million.

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	23	-	-	23
New financial assets originated	183	-	-	183
Transfers to stage 1	19	(86)	-	(67)
Transfers to stage 2	(28)	99	-	71
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	(8)	(2)	-	(10)
Changes due to changes un credit risk	11	(2)	-	9
Write-off	(24)	(9)	-	(33)
Other adjustments	-	-	-	-
At December 31, 2025	176	-	-	176
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The changes in the fair value and the corresponding ECL of mortgage loans as of December 31, 2024 is as follows:

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Balance as of January 1, 2024	-	-	-	-
New financial assets originated	21,060			21,060
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes in measument of financial assets	(1,139)	-	-	(1,139)
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	19,921	-	-	19,921

Mortgage loans	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	-	-	-	-
New financial assets originated	22	-	-	22
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognised or matured (excluding write-off)	-	-	-	-
Changes due to changes un credit risk	1	-	-	1
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2024	23	-	-	23
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2025, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2025	31,283	-	-	-	-	-	31,283
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	41,452	-	-	-	-	-	41,452
Write-off	-	-	-	-	-	-	-
Other adjustments	(4,557)	-	-	-	-	-	(4,557)
At December 31, 2025	68,178	-	-	-	-	-	68,178

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	1	-	-	-	-	-	1
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	1	-	-	-	-	-	1
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2025	2	-	-	-	-	-	2
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	68,440	-	-	-	-	-	68,440
Transfers:
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of financial assets	(37,704)	-	-	-	-	-	(37,704)
Write-off	-	-	-	-	-	-	-
Other adjustments	547	-	-	-	-	-	547
At December 31, 2024	31,283	-	-	-	-	-	31,283

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	2	-	-	-	-	-	2
Transfers
Transfers from stage 1 to stage 2	-	-	-	-	-	-	-
Transfers from stage 1 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 3	-	-	-	-	-	-	-
Transfers from stage 2 to stage 1	-	-	-	-	-	-	-
Transfers from stage 3 to stage 2	-	-	-	-	-	-	-
Transfers from stage 3 to stage 1	-	-	-	-	-	-	-
Net changes of the exposure and modifications in credit risk	(1)	-	-	-	-	-	(1)
Write-off	-	-	-	-	-	-	-
Other adjustments	-	-	-	-	-	-	-
At December 31, 2024	1	-	-	-	-	-	1
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2025, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2025	10,910,686	4,321,411	812,464	527,752	759,254	489,587	17,821,154
Transfers:
Transfers from stage 1 to stage 2	(683,982)	(1,234,836)	683,982	1,234,836	-	-	-
Transfers from stage 1 to stage 3	(7,535)	(24,471)	-	-	7,535	24,471	-
Transfers from stage 2 to stage 3	-	-	(208,689)	(315,554)	208,689	315,554	-
Transfers from stage 2 to stage 1	245,955	924,918	(245,955)	(924,918)	-	-	-
Transfers from stage 3 to stage 2	-	-	19,127	120,031	(19,127)	(120,031)	-
Transfers from stage 3 to stage 1	-	1,230	-	-	-	(1,230)	-
Net changes of financial assets	(125,245)	458,168	(264,086)	(127,751)	(93,807)	(9,542)	(162,263)
Write-off	-	-	-	-	(108,438)	(191,495)	(299,933)
Other adjustments	(31,650)	15,236	(11,705)	32,374	(8,992)	9,614	4,877
At December 31, 2025	10,308,229	4,461,656	785,138	546,770	745,114	516,928	17,363,835

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	26,264	47,042	37,322	34,834	356,823	183,118	685,403
Transfers
Transfers from stage 1 to stage 2	(6,611)	(29,946)	47,907	104,595	-	-	115,945
Transfers from stage 1 to stage 3	(14)	(1,312)	-	-	2,169	5,925	6,768
Transfers from stage 2 to stage 3	-	-	(17,701)	(52,640)	71,419	124,041	125,119
Transfers from stage 2 to stage 1	(168)	10,970	(6,247)	(58,402)	-	-	(53,847)
Transfers from stage 3 to stage 2	-	-	4,588	10,719	(5,115)	(26,731)	(16,539)
Transfers from stage 3 to stage 1	-	25	-	-	-	(267)	(242)
Net changes of the exposure and modifications in credit risk	682	11,150	(16,183)	(5,457)	(3,387)	92,587	79,392
Write-off	-	-	-	-	(108,438)	(191,495)	(299,933)
Other adjustments	2,692	17	(192)	53	(4,287)	57	(1,660)
At December 31, 2025	22,845	37,946	49,494	33,702	309,184	187,235	640,406
*ECL allowance of corporate loans in stage 3, includes MCh$151,682 from cash flow discounted methodology.
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	11,174,092	4,375,334	866,764	486,303	722,900	446,264	18,071,657
Transfers:
Transfers from stage 1 to stage 2	(535,745)	(1,108,548)	535,745	1,108,548	-	-	-
Transfers from stage 1 to stage 3	(1,674)	(24,780)	-	-	1,674	24,780	-
Transfers from stage 2 to stage 3	-	-	(162,278)	(328,832)	162,278	328,832	-
Transfers from stage 2 to stage 1	238,276	802,344	(238,276)	(802,344)	-	-	-
Transfers from stage 3 to stage 2	-	-	15,818	161,388	(15,818)	(161,388)	-
Transfers from stage 3 to stage 1	-	(4,471)	-	-	-	4,471	-
Net changes of financial assets	356	326,487	(195,131)	(117,497)	2,469	(30,580)	(13,896)
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	35,381	(44,955)	(10,178)	20,186	(950)	1,208	692
At December 31, 2024	10,910,686	4,321,411	812,464	527,752	759,254	489,587	17,821,154

	Stage 1		Stage 2		Stage 3*
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	23,668	37,913	35,714	31,921	343,056	187,322	659,594
Transfers
Transfers from stage 1 to stage 2	(3,579)	(27,395)	11,418	90,547	-	-	70,991
Transfers from stage 1 to stage 3	(8)	(1,102)	-	-	212	4,967	4,069
Transfers from stage 2 to stage 3	-	-	(11,419)	(46,020)	54,694	102,745	100,000
Transfers from stage 2 to stage 1	1,261	8,777	(6,304)	(48,605)	-	-	(44,871)
Transfers from stage 3 to stage 2	-	-	3,132	15,908	(5,738)	(33,554)	(20,252)
Transfers from stage 3 to stage 1	-	(341)	-	-	-	1,538	1,197
Net changes of the exposure and modifications in credit risk	6,539	29,205	5,347	(9,481)	78,060	43,907	153,577
Write-off	-	-	-	-	(113,299)	(124,000)	(237,299)
Other adjustments	(1,617)	(15)	(566)	564	(162)	193	(1,603)
At December 31, 2024	26,264	47,042	37,322	34,834	356,823	183,118	685,403
*ECL allowance of corporate loans in stage 3, includes MCh$165,935 from cash flow discounted methodology.
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2025, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2025	14,762,656	1,944,932	852,181	17,559,769
Transfers:
Transfers from stage 1 to stage 2	(3,761,615)	3,761,615	-	-
Transfers from stage 1 to stage 3	(36,203)	-	36,203	-
Transfers from stage 2 to stage 3	-	(570,669)	570,669	-
Transfers from stage 2 to stage 1	3,383,579	(3,383,579)	-	-
Transfers from stage 3 to stage 2	-	363,350	(363,350)	-
Transfers from stage 3 to stage 1	4,181	-	(4,181)	-
Net changes of financial assets	117,822	(160,823)	(11,081)	(54,082)
Write-off	-	-	(62,124)	(62,124)
Other adjustments	-	-		-
At December 31, 2025	14,470,420	1,954,826	1,018,317	17,443,563

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	10,347	60,330	155,693	226,370
Transfers
Transfers from stage 1 to stage 2	(12,829)	88,524	-	75,695
Transfers from stage 1 to stage 3	(335)	-	12,651	12,316
Transfers from stage 2 to stage 3	-	(38,888)	85,767	46,879
Transfers from stage 2 to stage 1	6,574	(79,047)	-	(72,473)
Transfers from stage 3 to stage 2	-	23,536	(53,969)	(30,433)
Transfers from stage 3 to stage 1	9	-	(689)	(680)
Net changes of the exposure and modifications in credit risk	12,746	9,340	31,817	53,903
Write-off			(62,124)	(62,124)
Other adjustments	-	-	-	-
At December 31, 2025	16,512	63,795	169,146	249,453
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	14,635,723	1,713,185	724,531	17,073,439
Transfers:
Transfers from stage 1 to stage 2	(3,369,333)	3,369,333	-	-
Transfers from stage 1 to stage 3	(35,377)	-	35,377	-
Transfers from stage 2 to stage 3	-	(628,525)	628,525	-
Transfers from stage 2 to stage 1	2,873,839	(2,873,839)	-	-
Transfers from stage 3 to stage 2	-	476,841	(476,841)	-
Transfers from stage 3 to stage 1	-		-	-
Net changes of financial assets	654,681	(112,062)	(15,611)	527,008
Write-off	-		(43,800)	(43,800)
Other adjustments	3,123	(1)	-	3,122
At December 31, 2024	14,762,656	1,944,932	852,181	17,559,769

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	8,651	53,371	154,111	216,133
Transfers
Transfers from stage 1 to stage 2	(6,317)	82,155	-	75,838
Transfers from stage 1 to stage 3	(152)	-	2,088	1,936
Transfers from stage 2 to stage 3	-	(31,271)	69,241	37,970
Transfers from stage 2 to stage 1	6,727	(72,900)	-	(66,173)
Transfers from stage 3 to stage 2	-	39,601	(82,961)	(43,360)
Transfers from stage 3 to stage 1	-	-	-	-
Net changes of the exposure and modifications in credit risk	1,438	(10,626)	57,014	47,826
Write-off	-	-	(43,800)	(43,800)
Other adjustments	-	-	-	-
At December 31, 2024	10,347	60,330	155,693	226,370
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2025, is as follows:

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2025	4,928,084	679,756	303,798	5,911,638
Transfers:
Transfers from stage 1 to stage 2	(2,340,745)	2,340,745	-	-
Transfers from stage 1 to stage 3	(60,627)	-	60,627	-
Transfers from stage 2 to stage 3	-	(423,803)	423,803	-
Transfers from stage 2 to stage 1	1,508,460	(1,508,460)	-	-
Transfers from stage 3 to stage 2	-	77,917	(77,917)	-
Transfers from stage 3 to stage 1	1,338	-	(1,338)	-
Net changes of financial assets	790,214	(270,594)	(24,149)	495,471
Write-off			(349,805)	(349,805)
Other adjustments				-
At December 31, 2025	4,826,724	895,561	335,019	6,057,304

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2025	58,679	87,609	134,628	280,916
Transfers:
Transfers from stage 1 to stage 2	(47,403)	192,451	-	145,048
Transfers from stage 1 to stage 3	(6,469)	-	30,684	24,215
Transfers from stage 2 to stage 3	-	(150,076)	218,261	68,185
Transfers from stage 2 to stage 1	15,129	(93,140)	-	(78,011)
Transfers from stage 3 to stage 2	-	14,741	(33,871)	(19,130)
Transfers from stage 3 to stage 1	47	-	(915)	(868)
Net changes of the exposure and modifications in the credit risk	39,147	37,976	184,924	262,047
Write-off			(349,805)	(349,805)
Other adjustments				-
At December 31, 2025	59,130	89,561	183,906	332,597
The changes in the gross carrying amount and the corresponding ECL allowance as of December 31, 2024, is as follows:

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2024	4,512,156	790,276	295,918	5,598,350
Transfers:
Transfers from stage 1 to stage 2	(1,598,648)	1,598,648	-	-
Transfers from stage 1 to stage 3	(13,378)	-	13,378	-
Transfers from stage 2 to stage 3	-	(407,231)	407,231	-
Transfers from stage 2 to stage 1	1,120,827	(1,120,827)	-	-
Transfers from stage 3 to stage 2	-	56,750	(56,750)	-
Transfers from stage 3 to stage 1	(55,724)	-	55,724	-
Net changes of financial assets	962,821	(237,880)	(58,336)	666,605
Write-off	-	-	(353,290)	(353,290)
Other adjustments	30	20	(77)	(27)
At December 31, 2024	4,928,084	679,756	303,798	5,911,638
NOTE 08 - FINANCIAL ASSETS AT AMORTISED COST, continued

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2024	57,429	83,897	132,936	274,262
Transfers:
Transfers from stage 1 to stage 2	(35,872)	147,854	-	111,982
Transfers from stage 1 to stage 3	(1,120)	-	2,084	964
Transfers from stage 2 to stage 3	-	(124,939)	176,595	51,656
Transfers from stage 2 to stage 1	14,080	(70,567)	-	(56,487)
Transfers from stage 3 to stage 2	-	13,209	(27,238)	(14,029)
Transfers from stage 3 to stage 1	(5,053)	-	16,613	11,560
Net changes of the exposure and modifications in the credit risk	29,215	38,155	186,928	254,298
Write-off	-	-	(353,290)	(353,290)
Other adjustments	-	-	-	-
At December 31, 2024	58,679	87,609	134,628	280,916

Schedule of Charts Show Debt Instruments at Fair Value Through Other Comprehensive Income Cumulative Unrealized Profit and Loss
The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2025:

	Less than 12 months				More than 12 months				Total
2025	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities					-	-	-	-
Chilean Central Bank financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Chilean Treasury bonds and notes	2,872,436	2,825,238	22,421	(69,619)	-	-	-	-	2,872,436	2,825,238	22,421	(69,619)
Other Chilean government financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	2,872,436	2,825,238	22,421	(69,619)	-	-	-	-	2,872,436	2,825,238	22,421	(69,619)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	3,450	3,484	34	-	-	-	-	-	3,450	3,484	34	-
Other Chilean financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	3,450	3,484	34	-	-	-	-	-	3,450	3,484	34	-

Foreign financial debt securities
Foreign debt financial instruments of governments and fiscal entities	769,747	769,644	1,278	(1,381)	-	-	-	-	769,747	769,644	1,278	(1,381)
Other foreign debt financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	769,747	769,644	1,278	(1,381)	-	-	-	-	769,747	769,644	1,278	(1,381)
Loans and account receivable from customer
Commercial loans	90,248	90,354	106	-	-	-	-	-	90,248	90,354	106	-
Mortgage loans	236,742	201,232	-	(35,510)					236,742	201,232	-	(35,510)
Subtotal	326,990	291,586	106	(35,510)	-	-	-	-	326,990	291,586	106	(35,510)

Total	3,972,623	3,889,952	23,839	(106,510)	-	-	-	-	3,972,623	3,889,952	23,839	(106,510)
NOTE 06 – FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME, continued
The following charts show debt instruments at fair value through other comprehensive income cumulative unrealized losses, as of December 31, 2024:

	Less than 12 months				More than 12 months				Total
2024	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss	Amortised cost	Fair value	Unrealized profit	Unrealized loss
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government instruments					-	-	-	-
Chilean Central Bank financial instruments	199,943	199,903	3	(43)	-	-	-	-	199,943	199,903	3	(43)
Chilean Treasury bonds and notes	1,350,122	1,273,701	16,609	(93,030)	-	-	-	-	1,350,122	1,273,701	16,609	(93,030)
Other Chilean government financial instruments	-	-	-	-	-	-	-	-	-	-	-	-
Subtotal	1,550,065	1,473,604	16,612	(93,073)	-	-	-	-	1,550,065	1,473,604	16,612	(93,073)

Other Chilean debt financial securities
Chilean Bank debt financial instruments	5,023	5,006	7	(24)	-	-	-	-	5,023	5,006	7	(24)
Other Chilean financial instruments					-	-	-	-	-	-	-	-
Subtotal	5,023	5,006	7	(24)	-	-	-	-	5,023	5,006	7	(24)

Foreign financial debt instruments
Debt financial instruments of foreign governments and fiscal entities	1,002,107	1,001,105	2,903	(3,905)	-	-	-	-	1,002,107	1,001,105	2,903	(3,905)
Other foreign debt financial instruments	207,770	207,770	-	-	-	-	-	-	207,770	207,770	-	-
Subtotal	1,209,877	1,208,875	2,903	(3,905)	-	-	-	-	1,209,877	1,208,875	2,903	(3,905)
Loans and account receivable from customer
Commercial loans	53,914	55,005	1,091	-	-	-	-	-	53,914	55,005	1,091	-
Mortgage loans	21,441	19,898	-	(1,543)	-	-	-	-	21,441	19,898	-	(1,543)
Subtotal	75,355	74,903	1,091	(1,543)	-	-	-	-	75,355	74,903	1,091	(1,543)
					-	-	-	-
Total	2,840,320	2,762,388	20,613	(98,545)	-	-	-	-	2,840,320	2,762,388	20,613	(98,545)